Expenses by Nature - Summary of Expenses by Nature (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Expense By Nature [Abstract]
Changes in inventories	€ (16,302)	€ 5,776	€ 14,542
Purchases of raw materials	161,625	105,643	122,728
Purchases of finished products	23,169	15,161	16,477
Services costs	100,656	68,613	91,526
Employee benefits expenses	121,929	107,592	129,051
Depreciation and amortisation, net of government grants	20,065	22,924	23,487
Other	17,366	13,404	13,396
Total cost of sales, selling and administrative expenses	€ 428,508	€ 339,113	€ 411,207